Derivative financial liability - current (Details 1) - £ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Series E Warrants [Member]
IfrsStatementLineItems [Line Items]
Ads warrants number		1,572,674
Original price per ads		£ 2.20
New price per ads		£ 1.50
Equivalent ordinary shares		629,069,600
Series F Warrants [Member]
IfrsStatementLineItems [Line Items]
Ads warrants number		2,463,477
Original price per ads		£ 2.20
New price per ads		£ 1.50
Equivalent ordinary shares		985,390,800
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Original price per ads	[1]		£ 10,000
Equivalent ordinary shares			150,000
Adr warrants number	[1]		375
New price per adr			£ 320
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Original price per ads	[1]		£ 3,280
Equivalent ordinary shares			162,400
Adr warrants number	[1]		406
New price per adr			£ 320

[1]	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.